   As filed with the Securities and Exchange Commission on December 8, 2004
                                              Securities Act File No. 333-119674
                                       Investment Company Act File No. 811-21652

--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-2

                                   ----------

       /X/ Registration Statement under the Securities Act of1933

                 /X/ Pre-Effective Amendment No. 2

                 / / Post-Effective Amendment No.
                                     and/or
       /X/ Registration Statement under the Investment Company Act of 1940

                 /X/ Amendment No. 2


                                   ----------

                     FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND
               (Exact Name of Registrant as Specified in Charter)

                                   ----------

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532

                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (630) 505-3736

                                NICHOLAS DALMASO
                             CLAYMORE ADVISORS, LLC

                            2455 CORPORATE WEST DRIVE

                              LISLE, ILLINOIS 60532

                     (Name and Address of Agent for Service)

                                   ----------

                                   COPIES TO:


   THOMAS A. HALE AND CHARLES B. TAYLOR             LEONARD B. MACKEY, JR.
 SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP           CLIFFORD CHANCE US LLP
           333 W. WACKER DRIVE                        31 WEST 52ND STREET
           CHICAGO, ILLINOIS 60606                  NEW YORK, NEW YORK 10019


     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

     It is proposed that this filing will become effective (check appropriate box):

     /X/    When declared effective pursuant to section 8(c).

     If appropriate, check the following box:

     / / This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

     / / This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is / /.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

 TITLE OF BEING                                                                        AMOUNT OF
   REGISTERED          AMOUNT BEING     OFFERING PRICE PER         AGGREGATE          REGISTRATION
   SECURITIES           REGISTERED            SHARE           OFFERING PRICE (1)         FEE (2)
--------------------------------------------------------------------------------------------------
Common Shares,         50,000 Shares        $    20.00           $  1,000,000          $  126.70
  $.01 par value

(1)  Estimated solely for the purpose of calculating the registration fee.


(2) Includes registration fee of $126.70 previously paid in connection with the initial filing of the Registration Statement.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

                                     PART A

                                   PROSPECTUS

     Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed November 22, 2004 (File No. 333-119674).

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

     Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed November 22, 2004 (File No. 333-119674).

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements And Exhibits

   (1) Financial Statements

        Part A


        Report of Independent Registered Public Accounting Firm(+)


        Part B

        Statement of Assets and Liabilities(+)

   (2)  Exhibits

        (a)         Agreement and Declaration of Trust of Registrant(*)
        (b)         By-Laws of Registrant(*)
        (c)         Not applicable
        (d)         Form of Specimen Share Certificate(*)
        (e)         Dividend Reinvestment Plan of Registrant(*)
        (f)         Not applicable
        (g) (i) Form of Advisory Agreement between Registrant and Claymore Advisors, LLC (the "Adviser")(*)
            (ii)    Form of Sub-Advisory Agreement among
                    Registrant, Claymore Advisors, LLC and Fiduciary Asset Management, LLC (the "Sub-Adviser") (*)


        (h) (i)     Form of Underwriting Agreement(*)
            (ii)    Form of Corporate Finance Services and Consulting
                    Agreement(+)
            (iii)   Form of Additional Compensation Agreement(+)
            (iv)    Form of Master Dealers Agreement (*)
            (v)     Form of Master Agreement Among Underwriters(*)

        (i)         Not applicable

        (j)         Form of Custody Agreement(*)
        (k) (i)     Form of Stock Transfer Agency Agreement(*)
            (ii)    Form of Fund Accounting Agreement(*)
            (iii)   Form of Administration Agreement (*)
        (l)         Opinion and Consent of Skadden, Arps, Slate, Meagher &
                    Flom LLP with respect to legality(+)

        (m)         Not applicable

        (n)         Consent of Independent Registered Public Accounting
                    Firm(*)

        (o)         Not applicable

        (p)         Form of Initial Subscription Agreement(*)

        (q)         Not applicable

        (r) (i) Code of Ethics of the Registrant, the Adviser and Claymore Securities, Inc.(*)
            (ii)    Code of Ethics of the Sub-Adviser(*)
        (s)         Power of Attorney (1)


----------
        (*) Filed herewith
        (+) To be filed by further amendment.
        (1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed November 22, 2004 (File No. 333-119674).

Item 25.    Marketing Arrangements

        Reference is made to Exhibit 2(h) to this Registration Statement filed herewith and to be filed by amendment.

Item 26.    Other Expenses of Issuance and Distribution

        The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NYSE listing fee                                                                         [  ]
SEC Registration fees                                                                    [  ]
Printing/engraving expenses                                                              [  ]
Accounting fees                                                                          [  ]
Legal fees                                                                               [  ]
NASD fee                                                                                 [  ]
Miscellaneous                                                                            [  ]
          Total                                                                          [  ]

Item 27.    Persons Controlled by or Under Common Control with Registrant

        None

Item 28.

        TITLE OF CLASS                                  NUMBER OF RECORD SHAREHOLDERS AS OF [  ], 2004
        --------------                                  ----------------------------------------------
        Common shares of beneficial                                        [ ]
        interest, par value $0.01 per share

Item 29.    Indemnification

Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

   5.1 NO PERSONAL LIABILITY OF SHAREHOLDERS, TRUSTEES, ETC. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

   5.2 MANDATORY INDEMNIFICATION. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of
(i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal. (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination
(i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or,
(ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below. (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification. (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled. (e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

   5.3 NO BOND REQUIRED OF TRUSTEES. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

   5.4 NO DUTY OF INVESTIGATION; NOTICE IN FUND INSTRUMENTS, ETC. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

   5.5 RELIANCE ON EXPERTS. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Item 30.    Business and Other Connections of the Adviser and the Sub-Adviser

        The Adviser, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-62515).

        The Sub-Adviser, a limited liability company organized under the laws of Wisconsin, acts as sub-adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Sub-Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Sub-Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-46751).

Item 31.    Location of Accounts and Records


        The accounts and records of the Registrant are maintained in part at the offices of the Fund at 2455 Corporate West Drive, Lisle, Illinois 60532, in part at the offices of the Adviser at 2455 Corporate West Drive, Lisle, Illinois 60532, in part at the offices of the Sub-Adviser at 8112 Maryland Avenue, Suite 400, St. Louis, Missouri 63105, in part at the offices of the Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent at The Bank of New York, 101 Barclay Street, New York, New York 10216.


Item 32.    Management Services

           Not applicable.

Item 33.    Undertakings

1. Registrant undertakes to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.      Not applicable.

3.      Not applicable.

4.      Not applicable.

5. Registrant undertakes that, for the purpose of determining any liability under the 1933 Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

        Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                                  SIGNATURES


        As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registrant's Pre-Effective Amendment No. 2 to the Registration Statement has been signed on behalf of the Registrant, in the City of Lisle, State of Illinois, on the 8th day of December, 2004.


                                           By: /s/ Nicholas Dalmaso
                                           --------------------------
                                           By: Nicholas Dalmaso, Trustee


        As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities set forth below on the 8th day of December, 2004.



Principal Executive Officer:

 /s/ Nicholas Dalmaso
-----------------------
Nicholas Dalmaso                Trustee, President, Chief Legal and Executive
                                Officer



Principal Financial Officer:

 /s/ Steven M. Hill             Chief Financial Officer, Chief Accounting
-----------------------         Officer and Treasurer
Steven M. Hill


Trustees:

 /s/ Randall C. Barnes*         Trustee
-----------------------
Randall C. Barnes

 /s/ Joseph E. Gallagher, Jr.*  Trustee
-----------------------
Joseph E. Gallagher, Jr.

 /s/ Howard H. Kaplan*          Trustee
-----------------------
Howard H. Kaplan

 /s/ Robert B. Karn III*        Trustee
-----------------------
Robert B. Karn III

 /s/ Ronald A. Nyberg*          Trustee
-----------------------
Ronald A. Nyberg

 /s/ Charles O. Sethness*       Trustee
-----------------------
Charles O. Sethness

 /s/ Ronald E. Toupin, Jr.*     Trustee
-----------------------
Ronald E. Toupin

                                 Exhibit Index


EXHIBIT                         EXHIBIT NAME
-------                         ------------
(a)        Agreement and Declaration of Trust of Registrant
(b)        By-Laws of Registrant
(d)        Form of Specimen Share Certificate
(e)        Dividend Reinvestment Plan of Registrant
(g) (i)    Form of Advisory Agreement between Registrant and the Adviser
(g) (ii)   Form of Sub-Advisory Agreement among Registrant, the Adviser and the Sub-Adviser
(h) (i)    Form of Underwriting Agreement
(h) (iv)   Form of Master Dealers Agreement
(h) (v)    Form of Master Agreement Among Underwriters
(j)        Form of Custodian Agreement
(k) (i)    Form of Stock Transfer Agency Agreement
(k) (ii)   Form of Fund Accounting Agreement
(k) (iii)  Form of Administration Agreement
(n)        Consent of Independent Registered Public Accounting Firm
(p)        Form of Initial Subscription Agreement
(r) (i)    Code of Ethics of the Registrant, the Adviser and
           Claymore Securities, Inc.
(r) (ii)   Code of Ethics of the Sub-Adviser